Note 16 - Stock Based Compensation (Detail) - Activity Under the Plans (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2006	Dec. 31, 1997	Dec. 31, 1993
Beginning of period	396,898	454,745
Beginning of period (in Dollars per share)	$ 16.58	$ 16.55
Granted	0	0	315,000	593,798	395,986
Exercised	0	0
Forfeited	(6,279)	(25,273)
Forfeited (in Dollars per share)	$ 19.00	$ 19.45
Expired	(34,589)	(32,574)
Expired (in Dollars per share)	$ 19.20	$ 13.51
End of period	356,030	396,898
End of period (in Dollars per share)	$ 16.29	$ 16.58
End of period	4 years 6 months	5 years 36 days
End of period (in Dollars)	$ 479	$ 0
Options exercisable, end of period	303,270	305,468
Options exercisable, end of period (in Dollars per share)	$ 17.95	$ 19.18
Options exercisable, end of period	4 years	4 years 109 days
Options exercisable, end of period (in Dollars)	$ 269	$ 0